Quarterly Results (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 280,123		$ 273,426	$ 267,927	$ 271,463	$ 258,122	$ 248,885	$ 243,877	$ 248,017	$ 232,922	$ 1,070,938	$ 973,701	$ 878,159
Gross profit	65,790		63,105	60,092	64,553	58,020	53,400	49,183	55,322	49,296	245,770	207,201	179,895
Income from operations	15,437	[1]	27,944	25,355	16,061	26,104	22,782	18,293	25,535	20,226	95,464	86,836	68,663
Net income (loss)	(50,781)		4,227	2,606	(1,914)	3,590	3,870	(364)	2,519	(1,263)	8,509	4,762	(9,994)
Allocation of net (loss) income to common stockholders-basic and diluted	(50,743)		4,174	2,446	(1,967)	3,509	3,959	(456)	2,519	(1,263)	8,162	4,759	(9,994)
Common Stock Class L
Allocation of net (loss) income to common stockholders-basic and diluted			20,810	20,298	19,590	18,513	18,712	18,253	17,608	16,995	79,211	71,568	64,712
Earnings (loss) per share:
Basic and diluted			$ 15.68	$ 15.30	$ 14.76	$ 13.99	$ 14.20	$ 13.86	$ 13.37	$ 12.90	$ 59.73	$ 54.33	$ 49.21
Common Stock Class A
Allocation of net (loss) income to common stockholders-basic and diluted	$ (50,743)		$ (17,412)	$ (18,521)	$ (25,482)	$ (15,070)	$ (15,083)	$ (19,030)	$ (15,406)	$ (18,564)	$ (76,485)	$ (68,083)	$ (75,957)
Earnings (loss) per share:
Basic and diluted	$ (0.91)		$ (2.87)	$ (3.06)	$ (4.20)	$ (2.49)	$ (2.51)	$ (3.16)	$ (2.56)	$ (3.09)	$ (12.62)	$ (11.32)	$ (12.64)

[1]	(1) For the quarter ended March 31, 2013, income from operations includes expenses incurred in connection with the Offering, including a $7.5 million fee for the termination of the management agreement with Bain Capital Partners LLC, and $5.0 million for certain stock options that vested upon completion of the Offering, allocated on a proportionate basis to each segment ($9.8 million to full service center-based care, $1.9 million to back-up dependent care, and $0.8 million to other educational advisory services).